Convertible unsecured senior notes	12 Months Ended
Nov. 30, 2023
Convertible Unsecured Senior Notes [Abstract]
Convertible unsecured senior notes
18.	Convertible unsecured senior notes
The movement in the carrying value of the convertible unsecured senior notes is as follows:

Convertible unsecured senior notes as at November 30, 2021	$54,227

Changes from financing cash flows:

Cash paid on repurchase	(28,546)

Transaction costs incurred	(73)

Other changes:

Gain on repurchase	(357)

Accretion expense	1,644

Convertible unsecured senior notes as at November 30, 2022	$26,895

Changes from financing cash flows:

Cash paid on repurchase	(27,452)

Other changes:

Conversion	(15)

Accretion expense	572

Convertible unsecured senior notes as at November 30, 2023	$-

On June 30, 2023, the Company reimbursed all of the issued and outstanding convertible unsecured senior notes for proceeds of $
27,452 and 253 shares were issued on conversion of $15 convertible unsecured senior notes.